As Filed with the Securities and Exchange Commission on July 29, 2016

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 29, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 90 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate August 29, 2016, as the new effective date for Post-Effective Amendment No. 88 filed pursuant to Rule 485(a) under the Securities Act on April 29, 2016. Post-Effective Amendment No. 88 was initially scheduled to become effective on June 30, 2016 and was the subject of a previous delaying amendment, Post-Effective Amendment No. 89 filed pursuant to Rule 485(b) under the Securities Act on June 29, 2016.

Post-Effective Amendment No. 90 is being filed solely with respect to Class A, Class C, Class R, Class R6, Class P and Administrative Class shares, as applicable, of AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund (to be changed to “AllianzGI Multi-Asset Income Fund” contingent upon and subject to each Fund listed above receiving shareholder approval of the proposals outlined in such Funds’ definitive proxy statement filed via EDGAR on April 19, 2016) (collectively, the “Funds”), each a series of Allianz Funds Multi-Strategy Trust (the “Trust”). Parts A and B of this Post-Effective Amendment No. 90 relate only to the Funds and do not supersede or amend disclosure in the Trust’s registration statement relating to any other series of the Trust.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A of Allianz Funds Multi-Strategy Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2016 (“Amendment No. 88/90”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 88/90 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2016.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the SEC on June 29, 2016 (“Amendment No. 89/91”).

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 90 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 29th day of July, 2016.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo Thomas J. Fuccillo	President and Chief Executive Officer	July 29, 2016

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

A. Douglas Eu* A. Douglas Eu	Trustee

Bradford K. Gallagher* Bradford K. Gallagher	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

James S. MacLeod* James S. MacLeod	Trustee

William B. Ogden, IV* William B. Ogden, IV	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

Alan Rappaport* Alan Rappaport	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above Date: July 29, 2016